Share-Based Compensation	12 Months Ended
Dec. 31, 2019
Disclosure Of Terms And Conditions Of Sharebased Payment Arrangement [Abstract]
Share-Based Compensation
20.	SHARE-BASED COMPENSATION

Share-based compensation is granted by the Group to employees, executive officers, board members and consultants.

Share-based compensation granted to employees and executive officers in 2014 through 2019 corresponds to redeemable share warrants (" Bons de Souscriptions et/ou d'Acquisition d'Actions " or "BSAAR"), stock options ("SO") and free shares (" actions gratuites " or "AGA")

Share-based compensation granted to board members and consultants in 2014, 2015, 2017 and 2019 corresponds to share warrants (" Bons de Souscriptions d'Actions " or "BSA").

For the measurement of this share-based compensation, the Group has determined that under IFRS its consultants were not equivalent to employees.

Under these programs, holders of vested instruments are entitled to subscribe to shares of the Company at a pre-determined exercise price. All of the plans are equity settled.

No instruments were exercised during 2017, 2018 and 2019.

New plans were put in place in 2019 under the terms and conditions discussed below.

The expense recognized pursuant to IFRS 2 was €1,645 in 2019, €787 in 2018 and €278 in 2017.

The Group has revised its estimate of the number of equity instruments expected to be vested taking into account the number of lapsed instruments noted after 4 years of successive plans. As a result, Genfit revised the turnover rate assumption, which was estimated at 15%, to a rate of 0%, taking into account recent observations and the actual number of lapsed instruments at each closing.

The table below shows the share-based compensation under each plan according to the change in estimate mentioned above .

	Year ended			Total expense	Total expense
Share-based compensation - Annual expense	2017/12/31	2018/12/31	2019/12/31	calculated	remaining
BSA 2014-A	—	—	—	945	—
Of which : expense related to non-executive officers	—	—	—	365	—
Of which : expense related to consultants	—	—	—	581	—
BSA 2014-B	—	—	—	1,045	—
Of which : expense related to non-executive officers	—	—	—	365	—
Of which : expense related to consultants	—	—	—	680	—
BSAAR 2014-A	—	—	—	43	—
Of which : expense related to non-executive officers	—	—	—	9	—
Of which : expense related to consultants	—	—	—	34	—
BSAAR 2014-B	—	—	—	191	0
Of which : expense related to non-executive officers	—	—	—	35	0
Of which : expense related to consultants	—	—	—	156	—
BSAAR 2014-C	—	—	—	189	0
Of which : expense related to non-executive officers	—	—	—	35	—
Of which : expense related to consultants	—	—	—	154	0

	Year ended			Total expense	Total expense
Share-based compensation - Annual expense	2017/12/31	2018/12/31	2019/12/31	calculated	remaining
BSA 2015-A	—	—	—	335	—
Of which : expense related to non-executive officers	—	—	—	178	—
Of which : expense related to consultants	—	—	—	157	—
BSA 2015-B	—	—	—	315	—
Of which : expense related to non-executive officers	—	—	—	178	—
Of which : expense related to consultants	—	—	—	138	—

	Year ended			Total expense	Total expense
Share-based compensation - Annual expense	2017/12/31	2018/12/31	2019/12/31	calculated	remaining
BSAAR 2016-A	—	—	—	—	—
Of which : expense related to executive officers	—	—	—	—	—
Of which : expense related to employees	—	—	—	—	—
BSAAR 2016-B	—	—	—	—	—
Of which : expense related to executive officers	—	—	—	—	—
Of which : expense related to employees	—	—	—	—	—
AGA D 2016-1	38	127	—	166	0
Of which : expense related to executive officers	7	25	—	32	0
Of which : expense related to employees	31	101	—	133	0
AGA D 2016-2	17	17	39	74	—
Of which : expense related to executive officers	3	3	8	14	—
Of which : expense related to employees	14	14	31	59	—
AGA S 2016-1	44	151	—	197	—
Of which : expense related to executive officers	—	—	—	—	—
Of which : expense related to employees	44	151	—	197	—
AGA S 2016-2	22	22	44	88	—
Of which : expense related to executive officers	—	—	—	—	—
Of which : expense related to employees	22	22	44	88	—
SO 2016-1	83	83	213	383	—
Of which : expense related to executive officers	13	13	36	63	—
Of which : expense related to employees	70	70	176	319	—
SO 2016-2	38	38	93	170	—
Of which : expense related to executive officers	6	6	16	28	—
Of which : expense related to employees	32	32	77	142	—
SO US 2016-1	12	12	(24)	—	—
Of which : expense related to executive officers	—	—	—	—	—
Of which : expense related to employees	12	12	(24)	—	—
SO US 2016-2	5	5	(11)	—	—
Of which : expense related to executive officers	—	—	—	—	—
Of which : expense related to employees	5	5	(11)	—	—

	Year ended			Total expense	Total expense
Share-based compensation - Annual expense	2017/12/31	2018/12/31	2019/12/31	calculated	remaining
BSA 2017-A	6	63	—	69	—
Of which : expense related to non-executive officers	4	43	—	47	—
Of which : expense related to employees	2	20	—	22	—
BSA 2017-B	3	66	—	70	0
Of which : expense related to non-executive officers	2	46	—	48	0
Of which : expense related to employees	1	21	—	22	0
AGA D 2017-1	1	17	199	217	—
Of which : expense related to executive officers	0	2	28	30	—
Of which : expense related to employees	1	15	171	187	—
AGA D 2017-2	2	29	56	131	44
Of which : expense related to executive officers	0	3	8	18	6
Of which : expense related to employees	2	26	48	113	37
AGA S 2017-1	—	—	209	209	—
Of which : expense related to executive officers	—	—	—	—	—
Of which : expense related to employees	—	—	209	209	—
AGA S 2017-2	2	24	45	104	34
Of which : expense related to executive officers	—	—	—	—	—
Of which : expense related to employees	2	24	45	104	34
SO 2017-1	2	28	27	61	4
Of which : expense related to executive officers	0	5	5	11	1
Of which : expense related to employees	2	23	22	50	4
SO 2017-2	3	48	2	81	28
Of which : expense related to executive officers	1	8	0	15	5
Of which : expense related to employees	3	39	2	66	23
SO US 2017-1	0	3	(4)	—	0
Of which : expense related to executive officers	—	—	—	—	—
Of which : expense related to employees	0	3	(4)	—	0
SO US 2017-2	0	5	(6)	—	0
Of which : expense related to executive officers	—	—	—	—	—
Of which : expense related to employees	0	5	(6)	—	0

	Year ended			Total expense	Total expense
Share-based compensation - Annual expense	2017/12/31	2018/12/31	2019/12/31	calculated	remaining
AGA D 2018	—	10	135	277	132
Of which : expense related to executive officers	—	2	21	43	21
Of which : expense related to employees	—	9	114	234	111
AGA S 2018	—	12	148	305	145
Of which : expense related to executive officers	—	—	—	—	—
Of which : expense related to employees	—	12	148	305	145
SO 2018	—	24	285	849	539
Of which : expense related to executive officers	—	3	40	118	75
Of which : expense related to employees	—	21	245	730	464
SO US 2018	—	3	25	76	48
Of which : expense related to executive officers	—	—	—	—	—
Of which : expense related to employees	—	3	25	76	48

	Year ended			Total expense	Total expense
Share-based compensation - Annual expense	2017/12/31	2018/12/31	2019/12/31	calculated	remaining
BSA 2019	—	—	7	26	20
Of which : expense related to executive officers	—	—	—	—	—
Of which : expense related to employees	—	—	7	26	20
AGA D 2019	—	—	35	242	207
Of which : expense related to executive officers	—	—	5	38	33
Of which : expense related to employees	—	—	29	204	175
AGA S 2019	—	—	41	288	246
Of which : expense related to executive officers	—	—	—	—	—
Of which : expense related to employees	—	—	41	288	246
SO 2019	—	—	86	599	513
Of which : expense related to executive officers	—	—	10	68	58
Of which : expense related to employees	—	—	76	531	455
SO US 2019	—	—	1	43	42
Of which : expense related to executive officers	—	—	—	—	—
Of which : expense related to employees	—	—	1	43	42

	Year ended			Total expense	Total expense
Share-based compensation - Annual expense	2017/12/31	2018/12/31	2019/12/31	calculated	remaining
TOTAL	278	787	1,645	7,787	2,004

20.1.	Share warrants ( bons de souscription d'actions or BSA)

The key terms and conditions related to each program are detailed in the following tables:

Share-base compensation	2019	2017		2015		2014
Share warrants ( BSA )
		BSA 2017-A	BSA 2017-B	BSA 2015-A	BSA 2015-B	BSA 2014-A	BSA 2014-B

Date of the Shareholders meeting	06/15/2018	06/16/2017		04/02/2014		04/02/2014
Date of the Management Board meeting				01/09/2015		07/24/2014
Date of the decision and delegation of the Board of Directors to the CEO	10/18/2019	11/21/2017
Date of the CEO decision	10/31/2019	12/06/2017
Beneficiaries	Consultants	Consultants and officers		Consultants and officers		Consultants and officers
Total number of BSAAR subscribed	35,070	18,345	18,345	12,860	12,860	46,765	46,765
Total number of BSAAR voided	0	0	0	12,860	12,860	46,765	46,765
Total number of BSAAR remaining	35,070	18,345	18,345	0	0	0	0
Issue Price	€1.23	€2.00		€0.01		€0.01
Excercise price	€12.32	€19.97		€35.95		€23.50
Estimated fair value - according to IFRS 2	€0.75	€3.78	€3.81	€25.33 /€26.89	€25.33 /€26.31	€15.61 /€24.84	€15.61 /€24.85
End of exercise period	05/31/2024	06/30/2022	07/15/2022	05/31/2019	11/30/2019	09/30/2018	02/28/2019
Valuation method used	Black & Scholes
Expected dividends	0%	0%		0%		0%
Expected volatility	40.0%	36.4%	35.7%	74.9%		74.9%
Risk-free interest rate	0%	0.0%		0.4%		0.4%
Expected life	0.7 years	6 years		4 years		4 years

The services performed by the consultants are mainly:

•	to evaluate product development plans and propose, if necessary, changes to strategic or technical approaches;
•

to advise the Company's management and the Scientific Board in identifying strategies and selecting drug candidates, based in particular on the scientific results obtained by the Group (new therapeutic targets, new compounds); and

•

to assist and advise the Group in its alliance strategies, such as external growth-supporting synergies (acquisition of new competencies and the purchase of operating rights, drug candidates and innovative technologies, etc.).

20.2.	Redeemable warrants ( bons de souscription et/ou d'acquisition d'actions remboursables or BSAAR)

Share-Based compensation	2 016	2 014
Redeemable share subscription warrants ( BSAAR )	BSAAR 2016-A and B	BSAAR 2014-A - B and C
	Employees	Employees and Officers

Date of the Shareholders' meeting	02/24/2015	04/02/2014
Date of the Management Board Meeting	07/22/2016	09/16/2014
Date of the decision and delegation of the Board of Directors to the CEO
Date of the CEO decision
Total number of BSAAR subscribed	10,800	62,717
Total number of BSAAR voided	0	61,484
Total number of BSAAR exercised	0	1,233
Total number of BSAAR remaining	10,800	0
Issue Price	€23.5	€23.5
Exercise period	From 01/01/2018 to 27/07/2020	voided on 09.2018 - 05.2019 and 07.2019
Estimated fair value - valued by expert opinion	€4.60	from €8.44 to €11.29
Valuation method used	Black & Scholes	Black & Scholes
Expected dividends	0%	0%
Expected volatility	75.4%	75.4%
Risk-free interest rate	0.0%	0.4%
Expected life	4 years	4 years

The exercise of the BSAAR 2016-A is subject to the following performance condition: the Group will have, at the date it receives the exercise notice accompanied by the payment of the exercise price, the financial means to carry out its research and development programs, and at a minimum its development program for elafibranor in NASH until at least the end of 2018.

The exercise of the BSAAR 2016-B is subject to the following performance condition: the Group will have published, on the date it receives the exercise notice accompanied by the exercise price, the main results of the RESOLVE-IT clinical trial for which it is the sponsor.

20.3.	Free shares ( actions gratuites attribuées or AGA)

The key terms and conditions related to each program are detailed in the following tables:

Share-based compensation	2 019		2 019		2 018	2 017	2 016
Free shares (AGA)	AGA D		AGA S
	Officers(1)	Employees	Officers(1)	Employees	AGA D and S	AGA D and S 2017-1 and 2017-2	AGA D and S 2016-1 and 2016-2

Date of the Shareholders meeting	06/15/2018				06/15/2018	06/16/2017	06/21/2016
Date of the Management Board meeting							12/15/2016
Date of the decision and delegation of the Board of Directors to the CEO	07/18/2019				11/07/2018	11/22/2017
Date of the Executive Board Meeting	07/18/2019				11/22/2018	12/06/2017
Total number of AGA subscribed	3,000	16,070	0	17,556	35,800	41,196	30,709
Total number of AGA voided	0	450	0	702	1,872	9,846	5,429
Total number of AGA definitively vested	0	0	0	0	0	19,403	25,280
Total number of AGA remaining	3,000	15,620	0	16,854	33,928	11,947	0
Acquisition period	From 07/18/2019 to 09/16/2022				From 11/22/2018 to 12/31/2020	From 12/06/2017 to 12/31/2020	From 12/15/2016 to 12/15/2019
Valuation method used	Monte Carlo
Price of the share at the time of allocation	€17.06				€20.02	€21.95	€20.78
Expected dividends	0%				0%	0%	0%
Expected volatility	40.16%				38.0%	53.7%	63.0%
Risk-free interest rate	0.0%				0.0%	0.0%	0.0%
Turnover rate	0.00%				15.00%	15.00%	15.00%
(1) : Chairman and CEO
The terms and conditions of the 2016 to 2018 allocations to the Chairman and CEO are provided in the Universal Registration Document or the financial statements for the relevant periods.
(1) : Chief executive officer

The final allocation of free shares is subject to continued employment with the Group and performance conditions. These performance conditions are described in item 6 B

20.4.	Stock options ( options de souscription d'actions or SO)

The key terms and conditions related to each program are detailed in the following tables:

Share-based compensation	2 019				2 018		2 017		2 016
Stock-options (SO)	SO		SO US 1	SO US 2	SO 2018	SO US 2018	SO 1 et 2 2017	SO US 2017	SO 1 et 2 2016	SO US 2016
	Officers(1)	Employees	Employees	Employees	Employees and Offices	Employees	Employees and Offices	Employees	Employees and Offices	Employees

Date of the Shareholders meeting	06/15/2018			11/27/2019	06/15/2018		06/16/2017		06/21/2016
Date of the Management Board meeting									12/15/2016
Date of the decision and delegation of the Board of Directors to the CEO	07/18/2019			11/27/2019	11/07/2018		11/21/2017
Date of the CEO decision	07/18/2019			11/27/2019	11/07/2018		12/06/2017
Total number of SO subscribed	15,130	92,750	30,620	13,350	122,000	17,500	96,250	13,000	62,875	10,500
Total number of SO voided	0	1,780	0	0	2,000	3,000	21,577	13,000	13,169	10,500
Total number of SO definitively vested	0	0	0	0	0	0	0	0	49,706	0
Total number of SO remaining	15,130	90,970	30,620	13,350	120,000	14,500	74,673	0	0	0
Excercise price	€13.99		€16.9	€14.31	€16.00	€21.65	€17.91	€22.54	€15.79	€21.12
Vesting period	From 07/18/2019 to 09/16/2022			From 11/27/2019 to 01/16/2023	From 11/07/2018 to 12/31/2021		From 12/06/2017 to 12/31/2020		From 12/15/2016 to 12/15/2019
Exercise period	From 09/17/2022 to 09/17/2029			From 01/17/2023 to 01/17/2030	From 01/01/2022 to 12/31/2028		From 01/01/2021to 12/31/2027		From 12/16/2019 to 12/16/2026
Fair value	€4.59		€3.67	€3.23	€9.32	€6.9	€9.32		€10.3	€8.52
Valuation method used	Monte Carlo
Price of the share at the time of allocation	€17.06			€14.5	€22.12		€21.95		€20.79
Expected dividends	0%			0%	0%		0%		0%
Expected volatility	40.16%			40.0%	44.07%		53.7%		63.0%
Risk-free interest rate	0.0%			0.0%	0.0%		0.0%		0.0%
Turnover rate	0.00%			0.00%	15.00%		15.00%		15.00%

Volatility assumptions in the above tables are determined by reference to the Company's historical share price observed on the grant date over a two- and 3-years period prior to the grant date, adjusted for extreme variations, if any. See note 4.22 share based compensation.

Definitive vesting is subject to continued employment with the Group and performance conditions. These performance conditions are described in item 6 B

20.5.	Performance conditions

The SO and SO US stock option plans as well as certain free share plans (AGA "D") implemented in 2016, 2017, 2018 and 2019 are subject to internal performance conditions related to the progress of the Group's research and development programs, and to external performance conditions related to the evolution of the Company's stock price.

The other free share plans (AGA "S") are subject only to internal performance conditions.

20.5.1.	Performance conditions of the 2019 plans

Plans	Evaluation date for performance conditions	Nature of internal conditions
SO 2019 SO US 2019 AGA D 2019	07/31/2022

66 2/3% of the instruments will be exercisable or definitively vested, and 100% of the free shares for the AGA S 2019 will be vested, regardless of the variation of the stock market price of the Company’s shares, if at least one of the three following conditions is fulfilled:

(i) if a marketing authorization is granted or an application for marketing authorization is examined:

•     by the European Medicines Agency (EMA) or the U.S. Food and Drug Administration (FDA) for elafibranor for NASH; or:

•     by the U.S. Food and Drug Administration (FDA)/the competent European authorities in the field of IVD for NIS4 for NASH; or:

(ii) if at least two of the four clinical trial among the following trials have delivered their principal results or are ongoing:

•     Phase III clinical trials for elafibranor for PBC; or

•     clinical trial evaluating elafibranor’s efficacy in NASH pediatric patients; or

•     Phase IIb clinical trial or clinical trial aimed at registration for NTZ in fibrosis; or

•     Clinical trial evaluating elafibranor or NTZ in combination therapy for NASH or for hepatic fibrosis; or:

(iii) if at least a new licensing agreement, on one or another of Genfit’s products in one or several territories, is entered into by the Company.

Nature of external conditions

33 1/3 % of the instruments will be exercisable or definitively vested, in proportion to the variation of the Company’s stock market price as per the following breakdown:

(i) if the Final Price is strictly lower than the Initial Price, the number of the Stock Options exercisable is equal to 0;

(ii) if the Final Price is between (i) a value equal to or higher than the Initial Price and (ii) a value lower than the Ceiling Price, the number of Stock Options exercisable is equal to: [(Final Price / Initial Price)-1]/2 x 1/3 of number of Stock Options;

(iii) if the Final Price is equal to or higher than the Ceiling Price, the number of Stock Options exercisable is equal to the entire one-third of the Stock Options allocated

SO US 2019-2	01/09/2023	Nature of internal conditions

66 2/3 % of the instruments will be exercisable if at least if at least one of the three following conditions is fulfilled:

(i) if elafibranor has been granted  marketing authorization by the European Medicines Agency (EMA) or the U.S. Food and Drug Administration (FDA) in NASH or PBC or NIS4 has been authorized by FDA or received CE marking from the EMA;

(ii) a licensing agreement pertaining to elafibranor or NTZ has been signed for the U.S. market and/or for at least two of the five major European markets (Germany, France, Italy, United Kingdom, Spain) and/or Japan;

(iii) at least two clinical trials for drug registration are underway.

Nature of external conditions

33 1/3 % of the instruments will be exercisable, in proportion to the variation of the Company’s stock market price as per the following breakdown:

(i) if the Final Price is strictly lower than the Initial Price, the number of the Stock Options exercisable is equal to 0;

(ii) if the Final Price is between (i) a value equal to or higher than the Initial Price and (ii) a value lower than the Ceiling Price, the number of Stock Options exercisable is equal to:  [(Final Price / Initial Price)-1]/2 x 1/3 of number of Stock Options;

(iii) if the Final Price is equal to or higher than the Ceiling Price, the number of Stock Options exercisable is equal to the entire one-third of the Stock Options allocated.

Nature of internal conditions
AGA S 2019	07/31/2022	The free shares will definitively vest upon the same internal performance conditions as the SO 2019, SO US 2019 and AGA D 2019 plans